Derivative financial Instruments (Details 5) - Net investment hedges - Foreign exchange risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging relationships [line items
Nominal amount	2,080	6,183
Carrying amount of the hedging instrument, Asset	$ 0	$ 0
Carrying amount of the hedging instrument, Liability	(23)	(78)
Change in fair value used for calculating hedge ineffectiveness	(23)	(78)
Changes in the fair value of the hedging instrument recognised in OCI	(23)	(78)
Ineffectiveness recognised in profit or loss	0	0
Amount reclassified from the hedge or loss	78	50
Carrying amount items designated as hedged, assets	1,889	6,273
Carrying amount items designated as hedged, liabilities	0	0
Change in the fair value of the hedged item used to recognise ineffectiveness	23	78
Cash flow hedge reserve	$ 23	$ 78